MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
475,835	Franklin FTSE Brazil ETF	$ 9,630,900
147,155	Franklin FTSE Canada ETF(a)	4,772,237
151,800	Franklin FTSE India ETF	4,821,168
457,710	Franklin FTSE Japan ETF	12,710,606
227,700	Franklin FTSE Mexico ETF	7,294,734
177,275	Franklin FTSE South Korea ETF	4,101,417
133,400	Franklin FTSE Taiwan ETF	5,246,622
377,235	Franklin FTSE United Kingdom ETF	9,513,867
165,600	iShares MSCI France ETF	6,483,240
379,500	iShares MSCI Germany ETF(a)	11,126,940
55,200	iShares MSCI Japan Small-Cap ETF	3,920,304
388,700	iShares MSCI Poland ETF(a)	8,197,683
149,515	iShares MSCI Sweden ETF	5,346,656
241,500	KraneShares CSI China Internet ETF(b)	7,718,340
		100,884,714

	TOTAL EXCHANGE-TRADED FUNDS (Cost $91,307,589)	100,884,714

	SHORT-TERM INVESTMENTS — 1.3%
	COLLATERAL FOR SECURITIES LOANED - 1.3%
1,295,666	Fidelity Investments Money Market Funds Government Portfolio, Institutional Class, 5.20% (Cost $1,295,666)(c),(d)	1,295,666

	TOTAL INVESTMENTS - 100.9% (Cost $92,603,255)	$ 102,180,380
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(915,957)
	NET ASSETS - 100.0%	$ 101,264,423

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2023 was $1,270,692.
(b) (c) (d)

Non-income producing security.

Security was purchased with cash received as collateral for securities on loan at July 31, 2023. Total collateral had a value of $1,295,666 at July 31, 2023.

Rate disclosed is the seven day effective yield as of July 31, 2023.

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 97.6%
2,064,600	Communication Services Select Sector SPDR Fund				$ 142,023,834
799,360	Health Care Select Sector SPDR Fund(a)				107,234,144
790,835	Industrial Select Sector SPDR Fund(b)				87,324,001
399,700	Invesco QQQ Trust Series 1(b)				153,356,896
154,395	iShares Expanded Tech-Software Sector ETF(b)				56,252,274
2,489,560	iShares S&P Mid-Cap 400 Growth ETF(a)(b)				193,787,349
1,042,075	SPDR S&P Regional Banking ETF(b)				50,738,632
750,865	Technology Select Sector SPDR Fund(a)				133,916,773
42,825	VanEck Oil Services ETF(b)				14,720,666
581,400	VanEck Semiconductor ETF(b)				93,384,468
941,655	Vanguard Energy ETF				115,117,324
384,335	Vanguard Health Care ETF(b)				95,061,419
					1,242,917,780
	FIXED INCOME - 1.7%
235,140	SPDR Bloomberg 1-3 Month T-Bill ETF				21,585,852

	TOTAL EXCHANGE-TRADED FUNDS (Cost $980,045,525)				1,264,503,632

	SHORT-TERM INVESTMENTS — 11.7%
	COLLATERAL FOR SECURITIES LOANED - 11.7%
148,600,605	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.20% (Cost $148,600,605)(c),(d)				148,600,605

	TOTAL INVESTMENTS - 111.0% (Cost $1,128,646,130)				$ 1,413,104,237
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $2,869,260)				(3,436,080)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7)%				(135,726,668)
	NET ASSETS - 100.0%				$ 1,273,941,489

Contracts(e)
	WRITTEN EQUITY OPTIONS - (0.3)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.3)%
412	VanEck Oil Services ETF	10/20/2023	$ 265	$ 10,918,000	$ 3,436,080
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $2,869,260)

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of July 31, 2023, the fair value of the securities held as collateral was $131,707,650.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2023 was $146,379,929.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2023. Total collateral had a value of $148,600,605 at July 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2023.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 99.3%
478,670	ARK Fintech Innovation ETF(a)	$ 11,583,814
272,620	ARK Genomic Revolution ETF(a),(b)	10,359,560
751,290	Bitwise Crypto Industry Innovators ETF(a)	7,550,465
225,070	First Trust Nasdaq Artificial Intelligence and Robotics ETF(b)	10,495,014
164,580	Global X Artificial Intelligence & Technology ETF	4,876,505
488,180	Global X Cloud Computing ETF(a),(b)	10,373,825
123,695	Invesco Solar ETF(a),(b)	8,478,055
285,300	KraneShares CSI China Internet ETF(a),(b)	9,118,188
209,220	Proshares Online Retail ETF(a)	7,642,807
297,980	Renaissance IPO ETF(a),(b)	10,915,008
183,860	VanEck Video Gaming and eSports ETF	10,787,066
	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,532,460)	102,180,307
	SHORT-TERM INVESTMENTS — 20.8%
	COLLATERAL FOR SECURITIES LOANED - 20.8%
21,476,857	Fidelity Investments Money Market Government Portfolio, Institutional Classl, 5.20% (Cost $21,476,857)(c),(d)	21,476,857

	TOTAL INVESTMENTS - 120.1% (Cost $135,009,317)	$ 123,657,164
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.1)%	(20,724,330)
	NET ASSETS - 100.0%	$ 102,932,834

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b) (c) (d)

All or a portion of the security is on loan.  The total fair value of the securities on loan as of July 31, 2023 was $21,315,333.

Security was purchased with cash received as collateral for securities on loan at July 31, 2023. Total collateral had a value of $21,476,857 at July 31, 2023.

Rate disclosed is the seven day effective yield as of July 31, 2023.